CAVANAL HILL FUNDS
Supplement dated May 11, 2010
to the following
Statements of Additional Information (“SAI”),
each dated December 17, 2009:
Bond and Equity Funds
Money Market Funds
This Supplement provides corrected information regarding the dollar range of securities beneficially owned by the independent trustees as of December 31, 2008 and supersedes any information to the contrary in the Statements of Additional Information dated January 1, 2009 (“SAIs”). The following table replaces, in its entirety, the table in the SAIs that follows the section titled, “Securities Ownership”:
SECURITIES OWNERSHIP
For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Fund and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Fund’s family of investment companies as of December 31, 2008:

AGGREGATE DOLLAR RANGE
OF EQUITY SECURITIES IN ALL
REGISTERED INVESTMENT
COMPANIES OVERSEEN BY
	DOLLAR RANGE OF EQUITY	TRUSTEE IN FAMILY OF
	SECURITIES	INVESTMENT
NAME OF TRUSTEE	IN THE FUNDS	COMPANIES
William H. Wilson Jr.	None	None

David L. Foster	Balanced Fund: $10,001 — $50,000 Tax-Free Money Market Fund:	$10,001 — $50,000
$10,001 — $50,000
SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE.
CH-SPBE-0410